INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 160,943		¥ 126,032		$ 23,335
Less: accumulated amortization	(85,390)		(70,348)		(12,381)
Intangible Assets, net	75,553		55,684		10,954
Amortization expense of intangible assets	12,569	$ 1,822	8,033	¥ 12,334
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	10,449		10,449		1,515
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	106,071		65,001		15,379
Capitalized internal use software in progress
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 44,423		¥ 50,582		$ 6,441